UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  May 14, 2012

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       35
Total:
Form 13F Information Table Value       $ 563,380
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
AK STL HLDG CORP              COM                   001547108        756    100000  SH        SOLE               100000
APPLE INC                     COM                   037833100     150067    250300  SH  PUT   SOLE               250300
ARCH COAL INC                 COM                   039380100       1607    150000  SH        SOLE               150000
ARCH COAL INC                 COM                   039380100       1607    150000  SH  PUT   SOLE               150000
BIOMARIN PHARMACEUTICAL INC   NOTE 1.875% 4/2       09061GAD3       8925   5000000 PRN        SOLE              5000000
CALPINE CORP                  COM NEW               131347304       3494    203000  SH        SOLE               203000
CHEMED CORP NEW               COM                   16359R103        238      3800  SH        SOLE                 3800
D R HORTON INC                NOTE 2.000% 5/1       23331ABB4      13010  10000000 PRN        SOLE             10000000
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302        385    102430  SH        SOLE               102430
GENERAL MTRS CO               *W EXP 07/10/201      37045V126       5535    494187  SH        SOLE               494187
GENWORTH FINL INC             COM CL A              37247D106       4822    579600  SH        SOLE               579600
GENWORTH FINL INC             COM CL A              37247D106       4160    500000  SH  PUT   SOLE               500000
GILEAD SCIENCES INC           NOTE 0.625% 5/0       375558AH6      16757  12607000 PRN        SOLE             12607000
GILEAD SCIENCES INC           NOTE 1.000% 5/0       375558AN3      48994  40000000 PRN        SOLE             40000000
HEALTH CARE REIT INC          NOTE 4.750%12/0       42217KAP1       5758   5000000 PRN        SOLE              5000000
HEALTH CARE REIT INC          NOTE 3.000%12/0       42217KAR7      20002  17500000 PRN        SOLE             17500000
ISHARES TR                    RUSSELL 2000          464287655      48858    590000  SH  PUT   SOLE               590000
ISIS PHARMACEUTICALS INC DEL  NOTE 2.625% 2/1       464337AE4        967   1000000 PRN        SOLE              1000000
ISTAR FINL INC                COM                   45031U101        115     15900  SH        SOLE                15900
MANTECH INTL CORP             CL A                  564563104        361     10485  SH        SOLE                10485
MASSEY ENERGY CO              NOTE 3.250% 8/0       576203AJ2       6153   6812000 PRN        SOLE              6812000
MCCLATCHY CO                  CL A                  579489105        578    200000  SH        SOLE               200000
MICRON TECHNOLOGY INC         COM                   595112103         84     10400  SH        SOLE                10400
MOLYCORP INC DEL              COM                   608753109       5075    150000  SH CALL   SOLE               150000
OLD REP INTL CORP             NOTE 8.000% 5/1       680223AF1      11663  11500000 PRN        SOLE             11500000
PROLOGIS                      NOTE 3.250% 3/1       74340XAT8       5684   5000000 PRN        SOLE              5000000
PROSHARES TR P                SHS ULTSHT FINL       74347X146       4040    100000  SH        SOLE               100000
RESEARCH IN MOTION LTD        COM                   760975102       1470    100000  SH        SOLE               100000
RESEARCH IN MOTION LTD        COM                   760975102       4410    300000  SH CALL   SOLE               300000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0       78388JAN6      26973  21432000 PRN        SOLE             21432000
SPDR GOLD TRUST               GOLD SHS              78463V107     129696    800000  SH CALL   SOLE               800000
SPDR SERIES TRUST             S&P REGL BKG          78464A698       5694    200000  SH  PUT   SOLE               200000
SUPERVALU INC                 COM                   868536103        286     50000  SH        SOLE                50000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      12887   5600000 PRN        SOLE              5600000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8      12271   6500000 PRN        SOLE              6500000